Related Party Transactions and Balances (Marketing Analysts, LLC and Affiliate)	12 Months Ended
Dec. 31, 2017
Related Party Transactions and Balances

NOTE 3 – Related Party Transactions and Balances

Deferred Compensation

During 2016, the Company entered into an agreement to defer the compensation of certain stockholders. The amounts deferred are payable at the discretion of the stockholders and included in accrued expenses. In certain instances, stockholders use personal credit cards for business related expenses. Upon submission of expense receipts, the stockholders are reimbursed for such expenses or the respective stockholder’s deferred compensation account is increased. The outstanding balance of deferred compensation was $96,508 at December 31, 2017 and $132,842 at December 31, 2016.

Demetri Transportation, LLC

During 2016, the Company entered into an agreement with Demetri Transportation, LLC, a Nevada limited liability company, an entity wholly-owned by the Company’s President (“Demetri”) to lease a vehicle for Company use to shuttle employees to/from predesignated locations and the Company’s headquarters. The Company pays a monthly lease of approximately $1,000 and had approximately $12,000 in outstanding payables to Demetri as of December 31, 2017, and no outstanding payables to Demetri as of December 31, 2016.

Notes Payable, Stockholders

The Company borrows from its stockholders. (Note 8).

Marketing Analysts, LLC and Affiliate [Member]
Related Party Transactions and Balances

NOTE 3 – Related Party Transactions and Balances

The stockholders of the Company also own equal shares in an S-corporation, which serves solely to pay the salaries of the stockholders, in their capacity as officers of the Company. Such S-corporation is funded by the Company, and all such funds are distributed as salaries to the stockholder officers. As such, the S-corporation is consolidated into the operations of the Company. This related party has no assets, liabilities, or equity as of December 31, 2017 and 2016, and has 268 authorized, issued, and outstanding shares, with no par or stated value.

Further, we pay a former stockholder an annual fee based on adjusted net income (Note 7).

Lastly, we pay a different former stockholder a fee, payable monthly, for consulting services provided to the Company. For each of the years ended 2017 and 2016, such fee was approximately $12,000.